REVENUE RECOGNITION - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 474,042	$ 443,458	$ 457,109
Recurring revenue
Disaggregation of Revenue [Line Items]
Total revenue	230,969	223,405	192,578
Nonrecurring revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 243,073	$ 220,053	$ 264,531